Loss Per Share - Schedule of Earning Loss Per Share (Details) - $ / shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Loss Per Share [Abstract]
Basic loss per share (cents per share)	$ (0.19)	$ (0.52)	$ (0.57)
Diluted loss per share (cents per share)	$ (0.19)	$ (0.52)	$ (0.57)
Weighted average number of ordinary shares on issue used in the calculation of basic loss per share	6,396,924,117	3,648,875,564	2,427,841,917
Weighted average number of ordinary shares on issue used in the calculation of diluted loss per share	6,396,924,117	3,648,875,564	2,427,841,917